Stockholders' Equity (Details Textual) - USD ($)										1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	May. 20, 2015	Dec. 15, 2014	Nov. 10, 2014	Sep. 09, 2014	Jul. 15, 2014	Dec. 13, 2013	Nov. 12, 2013	Oct. 18, 2013	Oct. 10, 2013	Nov. 21, 2014	Oct. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Oct. 01, 2013	Sep. 30, 2012
Stockholders Equity (Textual)
Common stock voting rights description															The holders of the Company's common stock are entitled to one vote per share of common stock held.
Number of warrants expired																2,000,000
Common stock issued												$ 1,000,000		$ 1,067,044			$ 245,000
Gross proceeds from common stock issued														1,050,000	$ 1,900,907	$ 1,900,907	$ 824,486
Shares issued for consulting services, value														$ 210,000
Conversion of common stock, shares																359,798
Common stock, shares issued												15,721,220		15,721,220		15,072,864	13,722,033
Stock repurchase program, number of shares authorized to be repurchased											2,000,000						30,000,000
Exercise price, Per share												$ 3.60		$ 3.60
Additional paid in capital																	$ 130,886,161
Common stock issued for conversion																	210,400
Common stock issued, shares														296,402			50,000
Stock compensation, shares														35,000		2,500
Stock options granted														575,000		575,000	1,713,433
Trading price															$ 0.26
Option vested														160,986	335,000	6,266,334	5,832,400
Stock option, Method used														Binomial Option model
Stock options and warrants outstanding												3,110,086		3,110,086		3,259,086
Stock-based compensation vesting option												160,986		160,986		626,633	583,240
Stock based compensation												$ 147,299	$ 340,372	$ 478,079	$ 1,448,762	$ 2,094,970	$ 2,242,606
Stock granted value share-based compensation																$ 14,500	$ 1,349,809
Number of shares outstanding												3,259,086		3,259,086		3,983,900	4,970,495	4,970,495	5,532,660
Number of shares vested																3,808,900
Compensation recognized on modification																$ 2,094,970	$ 489,726
Amortization of consulting fees																1,081,553	403,071
Share based compensation, recognized through vesting of common stock options														$ 305,532		998,917	$ 1,349,809
Shares issued on exercise of stock warrants														$ 50,000		$ 213,457
Warrant [Member]
Stockholders Equity (Textual)
Number of warrants expired														140,000
Warrants exercise price												$ 2.50		$ 2.50		$ 0.80
Warrants purchases												20,000	30,150	20,000	30,150
Conversion of common stock, shares																202,650
Shares issued for warrants exercised																	68,900
Common stock option exercised for conversion																2,026,500
Number of warrants exercised																172,500
Number of warrants exercised one																30,000
Warrants exercise price one																$ 0.25
Number of warrants exercised two																1,500
Warrants exercise price two																$ 0.304
Warrant [Member] | Exercise Price One [Member]
Stockholders Equity (Textual)
Warrants exercise price													$ 2.50		$ 2.50
Warrants purchases													30,000		30,000
Warrant [Member] | Exercise Price Two [Member]
Stockholders Equity (Textual)
Warrants exercise price													$ 3.04		$ 3.04
Warrants purchases													150		150
Common Stock [Member]
Stockholders Equity (Textual)
Warrants purchases												20,000	30,150	20,000	30,150
Common stock issued														$ 648,356	$ 40,150		$ 245,000
Gross proceeds from common stock issued														$ 1,000,000
Proceeds from stock option exercised															$ 75,456
Shares issued for payment of services, (in shares)														70,000
Shares issued for consulting services, value														$ 700
Conversion of stock, shares issued															10,000
Conversion of stock, amount issued															$ 50,000
Conversion of common stock, shares																14,798	49,879
Common stock, shares issued																1,389,746	474,784
Common stock repurchased, value																$ 201,461
Common stock repurchased, shares																38,906
Additional paid in capital																$ 201,072
Convertible debt, shares issued																	210,400
Reduced common stock																$ 389
Common stock issued for conversion																10,000
Convertible debt principal and accrued interest																$ 50,000	$ 1,052,000
Common stock issued, shares																	500,000
Stock compensation, shares																2,500
Stock options granted				25,000
Stock options, exercise price				$ 3.82
Expected term				5 years
Shares issued for warrants exercised														20,000		202,650
Common stock option																116,648	159,000
Common stock option exercised for conversion																359,798	95,605
Common stock option, share																359,798	95,605
Common stock option, value																$ 1,687,457
Shares issued on exercise of stock warrants														$ 200		2,027
Stock Option [Member]
Stockholders Equity (Textual)
Proceeds from stock option exercised																$ 1,687,457
Conversion of common stock, shares																147,981
Common stock option exercised for conversion																359,798
Director [Member]
Stockholders Equity (Textual)
Stock options granted	20,000		25,000	25,000	250,000	20,000	20,000		50,000
Stock options, exercise price	$ 3.318		$ 3.03	$ 4.20	$ 0.38	$ 5.28	$ 0.632		$ 6.09
Expiration date	May 20, 2020		Nov. 10, 2019
Fair value of the options	$ 48,000		$ 48,325	$ 57,200	$ 46,975	$ 69,840	$ 68,160		$ 113,300
Trading price	$ 3.20		$ 2.90
Risk free interest rate	1.56%		1.65%	1.77%	1.60%	1.55%	1.47%		0.68%
Expected volatility rate	103.26%		102.66%	105.96%	111.02%	91.31%	91.60%		81.67%
Option vested	48,000
Stock option, Method used	Binomial Option Model		Binomial Option Model
Fair value assumptions, exercise price					$ 0.37	$ 5.50	$ 5.70		$ 5.40
Expected term					5 years	5 years	5 years		3 years
Stock-based compensation vesting option				57,200	46,975	69,840	68,160		113,300
Chief Financial Officer [Member]
Stockholders Equity (Textual)
Common stock issued																$ 14,500
Common stock issued, shares																2,500
Stock options granted											75,000
Stock options, exercise price								$ 0.62			$ 6.20
Expiration date											Nov. 01, 2018
Fair value of the options											$ 287,925
Risk free interest rate											1.31%
Expected volatility rate											91.85%
Fair value assumptions, exercise price											$ 6.20
Expected term											3 years
Stock-based compensation vesting option											250,000
Common stock options vesting											20,000
Unvested options cancelled											225,000
Vesting description											The stock options vest annually in equal installments of 25,000 over a three year period commencing on November 1, 2014.
Share based compensation, recognized through vesting of common stock options															$ 14,500
Consultant [Member]
Stockholders Equity (Textual)
Shares issued for payment of services, (in shares)																575,000	575,000
Amortization of consulting fees																	$ 403,071
Consultant [Member] | Common Stock [Member]
Stockholders Equity (Textual)
Common stock option, share																	95,605
Common stock option, value																	$ 448,386
Employees [Member]
Stockholders Equity (Textual)
Proceeds from stock option exercised																$ 1,687,457
Stock options granted	2,500	43,500								15,000
Stock options, exercise price	$ 3.318	$ 2.50								$ 2.805
Expiration date	May 20, 2020	Dec. 15, 2019								Nov. 21, 2019
Fair value of the options	$ 6,000	$ 72,341								$ 28,230
Trading price	$ 3.20	$ 2.30								$ 2.60
Risk free interest rate	1.56%	1.64%								1.60%
Expected volatility rate	103.26%	100.54%								100.62%
Stock option vesting period	3 years	3 years								3 years
Option vested	6,000	14,500								5,000
Stock option, Method used	Binomial Option Model	Binomial Option Model								Binomial Option Model
Common stock option exercised for conversion																116,648
Director One [Member]
Stockholders Equity (Textual)
Stock options granted	16,986
Stock options, exercise price	$ 3.318
Expiration date	May 20, 2020
Fair value of the options	$ 40,767
Trading price	$ 3.20
Risk free interest rate	1.56%
Expected volatility rate	103.26%
Option vested	40,767
Stock option, Method used	Binomial Option Model
Employee One [Member]
Stockholders Equity (Textual)
Stock options granted										38,000
Stock options, exercise price										$ 2.805
Expiration date										Nov. 21, 2019
Fair value of the options										$ 71,516
Trading price										$ 2.60
Risk free interest rate										1.60%
Expected volatility rate										100.62%
Stock option vesting period										3 years
Option vested										12,667
Stock option, Method used										Binomial Option Model
Doublevision Networks Inc. [Member] | Common Stock [Member]
Stockholders Equity (Textual)
Common stock, shares issued																800,000